Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 94,929	$ 77,536
Less accumulated depreciation	(47,124)	(40,023)	(28,200)
Property, Plant and Equipment, Net	50,516	54,906	49,336
Land and buildings
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,605	1,510
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		86,559	70,972
Assets under capital lease
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		888	1,686
Construction in process
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 5,877	$ 3,368